ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Property, Plant and Equipment Balances (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
In Service	$ 9,361	$ 9,267	$ 9,057	$ 8,970	$ 8,841	$ 8,731	$ 8,536	$ 8,474	$ 8,352	$ 8,288
Accumulated. Depreciation	(2,452)	(2,439)	(2,435)	(2,464)	(2,445)	(2,439)	(2,414)	(2,400)	(2,379)	(2,373)
Property, plant and equipment in service net of accumulated provision for depreciation	6,909	6,828	6,622	6,506	6,396	6,292	6,122	6,074	5,973	5,915
CWIP	995	880				620
Total property, plant and equipment	$ 7,904	7,708	$ 7,460	$ 7,232	$ 7,057	6,912	$ 6,710	$ 6,585	$ 6,473	$ 6,390
Finance leases		12				11
Financing lease, accumulated amortization		6				5
First Energy [Member]
Property, Plant and Equipment
In Service		56,213				52,896
Accumulated. Depreciation		(15,189)				(14,548)
Property, plant and equipment in service net of accumulated provision for depreciation		41,024				38,348
CWIP		3,389				2,754
Total property, plant and equipment		44,413				41,102
Finance leases		48				46
Financing lease, accumulated amortization		17				14
Operating Segments
Property, Plant and Equipment
In Service		9,267				8,731
Accumulated. Depreciation		(2,439)				(2,439)
Property, plant and equipment in service net of accumulated provision for depreciation		6,828				6,292
CWIP		880				620
Total property, plant and equipment		7,708				6,912
Corporate/Other | First Energy [Member]
Property, Plant and Equipment
In Service		1,130				1,062
Accumulated. Depreciation		(646)				(607)
Property, plant and equipment in service net of accumulated provision for depreciation		484				455
CWIP		60				74
Total property, plant and equipment		544				529
Distribution | Operating Segments | First Energy [Member]
Property, Plant and Equipment
In Service		21,944				21,245
Accumulated. Depreciation		(7,511)				(7,338)
Property, plant and equipment in service net of accumulated provision for depreciation		14,433				13,907
CWIP		682				618
Total property, plant and equipment		15,115				14,525
Integrated | Operating Segments | First Energy [Member]
Property, Plant and Equipment
In Service		18,380				17,080
Accumulated. Depreciation		(4,154)				(3,943)
Property, plant and equipment in service net of accumulated provision for depreciation		14,226				13,137
CWIP		1,314				1,076
Total property, plant and equipment		15,540				14,213
Stand-Alone Transmission | Operating Segments | First Energy [Member]
Property, Plant and Equipment
In Service		14,759				13,509
Accumulated. Depreciation		(2,878)				(2,660)
Property, plant and equipment in service net of accumulated provision for depreciation		11,881				10,849
CWIP		1,333				986
Total property, plant and equipment		$ 13,214				$ 11,835
Minimum | Operating Segments
Property, Plant and Equipment
Useful Service Life		5 years				10 years
Minimum | Corporate/Other | First Energy [Member]
Property, Plant and Equipment
Useful Service Life		3 years				3 years
Minimum | Distribution | First Energy [Member]
Property, Plant and Equipment
Useful Service Life		5 years				5 years
Minimum | Integrated | First Energy [Member]
Property, Plant and Equipment
Useful Service Life		5 years				5 years
Minimum | Stand-Alone Transmission | First Energy [Member]
Property, Plant and Equipment
Useful Service Life		5 years				5 years
Maximum | Operating Segments
Property, Plant and Equipment
Useful Service Life		80 years				80 years
Maximum | Corporate/Other | First Energy [Member]
Property, Plant and Equipment
Useful Service Life		63 years				63 years
Maximum | Distribution | First Energy [Member]
Property, Plant and Equipment
Useful Service Life		80 years				80 years
Maximum | Integrated | First Energy [Member]
Property, Plant and Equipment
Useful Service Life		80 years				100 years
Maximum | Stand-Alone Transmission | First Energy [Member]
Property, Plant and Equipment
Useful Service Life		85 years				85 years